Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Summary of borrowings

Composition of the borrowings were as follows:

	Maturity Date	December 31, 2025	December 31, 2024
6.875% Senior Unsecured Notes ("2031 Notes")	January 15, 2031	$400	$-
9.0% Senior Secured Notes ("2027 Notes")	October 15, 2027	-	563
Drawings on the RCF	July 11, 2028	193	191
		593	754
Deferred transaction costs and Notes discount		(11)	(46)
Long-term debt		$582	$708

Non-current portion of long-term debt		$582	$708
Long-term debt		$582	$708